Management Fee, Selling Commission, Platform Fees And Profit Share (Schedule Of Selling Commissions And Platform Fees) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	$ 3,357,673	$ 2,667,559
Platform Fees		22,544
Total Selling Commissions and Platform Fees	3,357,673	2,690,103
Series A [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	3,342,675	2,667,559
Total Selling Commissions and Platform Fees	3,342,675	2,667,559
Series B [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	14,936
Platform Fees		22,544
Total Selling Commissions and Platform Fees	14,936	$ 22,544
Series D [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	62
Total Selling Commissions and Platform Fees	$ 62